Shareholders' Equity - Additional Information (Detail) - MXN ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Apr. 27, 2023	Aug. 08, 2022	Apr. 20, 2022	Dec. 31, 2023	Apr. 14, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Capital requirements				$ 238,749
Number of shares issued				63,220,260,000
Number of shares outstanding				62,450,000,000		63,325,000,000
Number of treasury shares held				770,260,000		56,000,000
Legal reserve				$ 358,440
Amount of Mexican withholding tax				10.00%
Issued capital [member] | Spin Off [Member]
Disclosure of classes of share capital [line items]
Reduction of issued capital		$ 1,572
Treasury shares [member]
Disclosure of classes of share capital [line items]
Shares authorized to be repurchased during the period value					$ 20,000,000
Legal reserve [member]
Disclosure of classes of share capital [line items]
Legal reserve as a percentage of capital stock				20.00%
Bottom of range [member] | Legal reserve [member]
Disclosure of classes of share capital [line items]
Percentage of net profit to be allocated to legal reserve				5.00%
Capital Stock Class A A [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding						20,554,697,460
Dividends paid			$ 0.44
Periodic payment of dividend	$ 0.23		0.44
Capital Stock Class A [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding						488,283,894
Dividends paid			0.44
Periodic payment of dividend	0.23		0.44
Capital Stock Class L [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding						42,282,018,646
Class L [member]
Disclosure of classes of share capital [line items]
Dividends paid			0.44
Periodic payment of dividend	$ 0.23		$ 0.44
Periodic payable date of dividend	July 17 and November 13, 2023		August 29, 2022
Capital Stock Class B [Member]
Disclosure of classes of share capital [line items]
Dividends paid	$ 0.46
Capital Stock Class B [Member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares repurchased during the period shares				875,000,000
Number of shares in entity held by entity				770,260,000